UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street     Omaha, Nebraska  68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Drive, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

2/28

Date of reporting period: 08/31/13

Item 1.  Reports to Stockholders.

WOA All Asset I

Class I shares: WOAIX

Semi-Annual Report

August 31, 2013

1-855-754-7935

Distributed by Northern Lights Distributors, LLC

Member FINRA

WOA All Asset I
PORTFOLIO REVIEW (Unaudited)
August 31, 2013

The Portfolio's performance figures* for the six months ended August 31, 2013, as compared to its benchmark:
			Inception** -
	Six Months	One Year	August 31, 2013
WOA All Asset I Fund - Class I	-2.04%	-0.19%	1.18%
Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index + 300 Basis Points	1.55%	3.11%	3.11%
Consumer Price Index + 300 Basis Points	1.83%	4.49%	4.43%
MSCI All Country World Net Index	4.03%	15.47%	11.80%

* The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains.   Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. The Fund’s total annual operating expenses are 1.76% for Class I shares per the June 28, 2013, prospectus. For performance information current to the most recent month-end, please call toll-free 1-855-754-7935.

** Inception date is April 24, 2012.

The Bank of America Merrill Lynch 3-month U.S. Treasury Bill Index  + 300 Basis Points is an index of short-term U.S. Government securities with a remaining term to final maturity of less than three months.

Consumer Price Index + 300 Basis Points benchmark is created by adding 3% to the annual percentage change in the Consumer Price Index (“CPI”). The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the US Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in an unmanaged index.

MSCI All Country World Net Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 45 country indices compromising of 24 developed and 21 emerging market country indices.

The Fund's Top Asset Classes are as follows:

Holdings by Asset Class	% of Net Assets
Debt Funds	37.6%
Equity Funds	43.8%
Commodity Funds	17.2%
Other, Cash & Cash Equivalents	1.4%
	100.0%

WOA All Asset I
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2013

Shares		Value
	EXCHANGE TRADED FUNDS - 77.6%
	DEBT FUNDS - 35.7%
91,045	iShares Barclays 1-3 Year Treasury Bond Fund	$ 7,675,093
43,787	iShares Barclays Short Treasury Bond Fund	4,827,517
113,018	iShares Emerging Markets Local Currency Bond Fund	5,376,266
78,324	iShares iBoxx $ High Yield Corporate Bond Fund	7,154,897
21,547	WisdomTree Emerging Markets Corporate Bond Fund	1,562,804
		26,596,577
	EQUITY FUNDS - 41.9%
127,216	iShares International Developed Real Estate ETF	3,966,595
33,448	iShares MSCI EAFE Index Fund	1,979,118
53,124	iShares MSCI Emerging Markets Index Fund	2,020,837
41,342	iShares Russell 1000 Growth Index Fund	3,106,024
55,497	iShares Russell 1000 Value Index Fund	4,687,832
20,889	iShares Russell 2000 Growth Index Fund	2,455,293
37,557	iShares Russell 2000 Value Index Fund	3,264,830
150,339	Vanguard REIT ETF	9,701,376
		31,181,905
	TOTAL EXCHANGE TRADED FUNDS (Cost $55,473,205)	57,778,482

	EXCHANGE TRADED NOTES - 12.6%
	COMMODITY FUNDS - 10.7%
207,823	iPath Dow Jones-UBS Commodity Index Total Return ETN*	7,992,873

	EQUITY FUNDS - 1.9%
34,938	iPath S&P 500 Dynamic VIX ETN*	1,410,098

	TOTAL EXCHANGE TRADED NOTES (Cost $10,378,594)	9,402,971

	MUTUAL FUNDS - 8.4%
	COMMODITY FUND - 6.5%
561,996	DFA Commodity Strategy Portfolio	4,827,547

	DEBT FUND - 1.9%
134,689	DFA One-Year Fixed Income Portfolio	1,389,993
	TOTAL MUTUAL FUNDS (Cost $6,299,993)	6,217,540

	SHORT-TERM INVESTMENT - 1.5%
	MONEY MARKET FUND - 1.5%
1,148,992	Fidelity Institutional Money Market Funds-
	Government Portfolio, to yield 0.03% + (Cost $1,148,992)	1,148,992

	TOTAL INVESTMENTS - 100.1% (Cost $73,300,784) (a)	$ 74,547,985
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1%)	(75,566)
	NET ASSETS - 100.0%	$ 74,472,419

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $73,327,679 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 2,937,562
	Unrealized depreciation:	(1,717,256)
	Net unrealized appreciation:	$ 1,220,306
* Non-Income Producing Security.
+ Money market fund; interest rate reflects seven-day effective yield on August 31, 2013.

See accompanying notes to financial statements.

WOA All Asset 1
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
August 31, 2013

ASSETS
Investment in securities at value (identified cost $73,300,784)	$ 74,547,985
Receivable for Fund shares sold	59,285
Dividends and Interest Receivable	6
Prepaid expenses and other assets	8,534
TOTAL ASSETS	74,615,810

LIABILITIES
Payable for Fund shares repurchased	66,900
Investment advisory fees payable	64,855
Fees payable to other affiliates	4,782
Distribution (12b-1) fees payable	1,946
Accrued expenses and other liabilities	4,908
TOTAL LIABILITIES	143,391
NET ASSETS	$ 74,472,419

Net Assets Consist Of:
Paid in capital	$ 73,773,040
Accumulated net investment income	141,816
Accumulated net realized loss from security transactions	(689,638)
Net unrealized appreciation of investments	1,247,201
NET ASSETS	$ 74,472,419

Net Asset Value Per Share:
Class I Shares:
Net Assets	$ 74,472,419
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	7,384,038
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$ 10.09

See accompanying notes to financial statements.

WOA All Asset 1
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended August 31, 2013

INVESTMENT INCOME
Dividends	$ 832,226
Interest	42
TOTAL INVESTMENT INCOME	832,268

EXPENSES
Investment advisory fees	421,667
Distribution (12b-1) fees:
Class I	12,650
Administrative services fees	36,375
Professional fees	29,140
Accounting services fees	15,056
Transfer agent fees	10,596
Compliance officer fees	8,092
Printing and postage expenses	7,047
Custodian fees	5,072
Insurance expense	4,945
Registration fees	4,575
Trustees fees and expenses	2,919
Non 12b-1 shareholder servicing	1,170
Other expenses	7,689
TOTAL EXPENSES	566,993

NET INVESTMENT INCOME	265,275

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

Net realized loss from security transactions	(501,689)
Net change in unrealized appreciation (depreciation) of investments	(1,463,841)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(1,965,530)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (1,700,255)

See accompanying notes to financial statements.

WOA All Asset 1
STATEMENTS OF CHANGES IN NET ASSETS

	For The Six
	Months Ended	For The
	August 31, 2013	Period Ended
	(Unaudited)	February 28, 2013 (a)
FROM OPERATIONS
Net investment income	$ 265,275	$ 476,807
Net realized loss from security transactions	(501,689)	(188,597)
Net change in unrealized appreciation (depreciation) of investments	(1,463,841)	2,711,042
Net increase (decrease) in net assets resulting from operations	(1,700,255)	2,999,252

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class I	-	(618,166)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class I	9,378,835	95,237,488
Net asset value of shares issued in reinvestment of distributions:
Class I	-	145,534
Payments for shares redeemed:
Class I	(22,376,396)	(8,593,873)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(12,997,561)	86,789,149

TOTAL INCREASE (DECREASE) IN NET ASSETS	(14,697,816)	89,170,235

NET ASSETS
Beginning of Period	89,170,235	-
End of Period*	$ 74,472,419	$ 89,170,235
*Includes accumulated net investment income (loss) of:	$ 141,816	$ (123,459)

SHARE ACTIVITY
Class I:
Shares sold	916,347	9,491,617
Shares reinvested	-	14,296
Shares redeemed	(2,187,994)	(850,228)
Net increase (decrease) in shares of beneficial interest outstanding	(1,271,647)	8,655,685

(a) The WOA All Asset 1 fund commenced operations on April 24, 2012.

See accompanying notes to financial statements.

WOA All Asset 1
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For The Six Months Ended August 31, 2013 (Unaudited)	For The Period Ended February 28, 2013 (1)
Net asset value, beginning of period	$ 10.30	$ 10.00

Activity from investment operations:
Net investment income (2)(7)	0.03	0.06
Net realized and unrealized
gain (loss) on investments	(0.24)	0.31
Total from investment operations	(0.21)	0.37

Less distributions from:
Net investment income	-	(0.07)
Total distributions	-	(0.07)

Net asset value, end of period	$ 10.09	$ 10.30

Total return (3)(5)	(2.04)%	3.72%

Net assets, at end of period (000s)	$ 74,472	$ 89,170

Ratio of expenses to average
net assets (4)(6)	1.35%	1.44%
Ratio of net investment income
to average net assets (4)(6)(7)	0.63%	0.68%

Portfolio Turnover Rate (5)	13%	17%

(1)	The WOA All Asset 1 shares commenced operations on April 24, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)

Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized for periods less than one full year.
(5) Not annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

WOA All Asset I

NOTES TO FINANCIAL STATEMENTS (Unaudited)

August 31, 2013

1.

ORGANIZATION

The WOA All Asset I Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-end management investment companies. The Fund seeks maximum total returns, which consists of capital appreciation and current income. The Fund commenced operations on April 24, 2012.

The Fund currently offers one class of shares, the Class I shares.  Class I shares are offered at net asset value without an initial sales charge.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair value as determined

WOA All Asset I

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

August 31, 2013

 using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) Adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process  – This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure fair value of all of their investments on a recurring basis.   GAAP establishes the hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund

WOA All Asset I

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

August 31, 2013

 has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of August 31, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 57,778,482	-	-	$ 57,778,482
Exchange Traded Notes	9,402,971	-	-	9,402,971
Mutual Funds	6,217,540	-	-	6,217,540
Money Market Fund	1,148,992	-	-	1,148,992
Total	$ 74,547,985	-	-	$ 74,547,985

There were no transfers in to or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers in to or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

* See Portfolio of Investments for Industry Classification.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is

WOA All Asset I

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

August 31, 2013

recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders.  Therefore, no provision for Federal income tax is required.  The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2013 tax returns. The Fund has identified its major tax jurisdictions as U.S. Federal and Nebraska, however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the

Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However,

WOA All Asset I

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

August 31, 2013

based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the six months ended August 31, 2013, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $10,700,700 and $23,508,423, respectively.

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund.  Water Oak Advisors, LLC (the “Fund Manager”) serves as the Funds’ Investment Adviser (the “Adviser”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until June 30, 2014, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 1.50%.

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and any Funds operating expenses are subsequently lower than their respective expense limitation, the Adviser shall be entitled to reimbursement by the Fund(s) provided that such reimbursement does not cause that Fund's operating expenses to exceed the respective expense limitation. If any Fund's operating expenses subsequently exceed the respective expense limitation, the reimbursements for such Fund shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

As of August 31, 2013, there were no previously waived fees or reimbursed expenses available for recapture.

WOA All Asset I

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

August 31, 2013

Distributor- The Board has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of up to 0.10% of the average daily net assets of the Fund’s Class I shares.  Currently, the Fund’s Class I shares annual rate is calculated at 0.03% of the average daily net assets. The Fund will pay Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Adviser.  The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate GFS.

Each Trustee who is not an interested person of the Trust or Advisor will receive a quarterly fee of $4,000, allocated to all Funds in the trust, as well as reimbursement for any reasonable expenses incurred attending the meetings to be paid at the beginning of each calendar quarter. The Audit Committee Chairman receives a $4,000 additional annual fee.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements with GFS, The Funds pay GFS customary fees for providing administration, fund accounting, transfer agency and custody administration services to the Fund. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Funds.

5.

   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the period ended February 28, 2013 was as follows:

WOA All Asset I

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

August 31, 2013

As of February 28, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation, undistributed net investment income and accumulated net realized loss from security transactions is primarily attributable to the tax deferral of losses on wash sales and tax adjustments for grantor trusts.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer such late year losses of $132,305.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer such capital losses of $11,103.

At February 28, 2013, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Permanent book and tax differences, primarily attributable to the book/ tax basis treatment of fund distributions and tax adjustments for grantor trusts, resulted in reclassification for the period ended February 28, 2013 as follows:

6.

NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities. In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective

WOA All Asset I

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

August 31, 2013

application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

7.

SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

WOA All Asset I

EXPENSE EXAMPLES (Unaudited)

August 31, 2013

As a shareholder of WOA All Asset I, you incur ongoing costs, including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2013 through August 31, 2013.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 3/1/13	Ending Account Value 8/31/13	Expenses Paid During Period* 3/1/13 – 8/31/13	Expense Ratio During Period** 3/1/13 – 8/31/13
Actual - Class I	$1,000.00	$979.60	$6.71	1.35%
	Beginning Account Value 3/1/13	Ending Account Value 8/31/13	Expenses Paid During Period* 3/1/13 – 8/31/13	Expense Ratio During Period** 3/1/13 – 8/31/13
Hypothetical - Class I (5% return before expenses)	$1,000.00	$1,018.42	$6.85	1.35%

*Expenses are equal to the average  account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

** Annualized.

Privacy Policy

                                               Rev. October 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number • Employment information • Account balances	• Account transactions • Income • Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?

All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer's personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes -- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes -- to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes -- information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes -- information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share
Questions?	Call 1-402-493-4603

Page 2

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	• open an account • give us your income information • provide employment information	• provide account information • give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

•

sharing for affiliates’ everyday business purposes—information about your creditworthiness

•

affiliates from using your information to market to you

•

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of NLFT II:

•

CLS Investments, LLC

•

NorthStar Financial Services Group, LLC

•

Gemcom, LLC

•

Gemini Fund Services, LLC

•

Northern Lights Compliance Services, LLC

•

Northern Lights Distributors, LLC

•

Orion Advisor Services, LLC

•

Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. • Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-754-7935 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-754-7935.

INVESTMENT ADVISOR

Water Oak Advisors, LLC

450 S. Orange Avenue, 4th Floor

Orlando, Florida 32801

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, President

Date

11/12/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, President

Date

11/12/13

By (Signature and Title)

/s/ Erik Naviloff

       Erik Naviloff, Treasurer

Date

11/12/13